Acquisitions (Schedule of Deferred Tax Assets and Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 13, 2014	Jun. 30, 2013	May 16, 2014	Dec. 01, 2011	Jul. 02, 2012
Deferred income tax assets:
Net operating loss carry forwards	$ 431,931	$ 13,680	$ 530,972
Deferred revenue	190,727		106,560
Allowance for doubtful accounts	6,390		3,332
Total deferred income tax assets	667,924		676,484
Deferred income tax liabilities:
Property and equipment	(374,393)		(331,517)
Intangible assets	(237,289)		(220,551)
Total deferred income tax liabilities	(638,943)		(583,742)
Net deferred income tax assets/(liabilities)	26,807		92,742
Geo [Member]
Deferred income tax assets:
Net operating loss carry forwards				2,529
Deferred revenue				4,908
Total deferred income tax assets				7,437
Deferred income tax liabilities:
Property and equipment				(32,720)
Intangible assets				(12,233)
Total deferred income tax liabilities				(44,953)
Net deferred income tax assets/(liabilities)				(37,516)
360 networks [Member]
Deferred income tax assets:
Net operating loss carry forwards					33,111
Property and equipment					41,071
Deferred revenue					16,456
Accrued expenses					2,301
Allowance for doubtful accounts					16
Total deferred income tax assets					92,955
Deferred income tax liabilities:
Intangible assets					(4,355)
Total deferred income tax liabilities					(4,355)
Net deferred income tax assets/(liabilities)					88,600
AboveNet [Member]
Deferred income tax assets:
Net operating loss carry forwards						405,292
Deferred revenue						49,140
Accrued expenses						12,243
Allowance for doubtful accounts						2,435
Total deferred income tax assets						469,110
Deferred income tax liabilities:
Property and equipment						(249,963)
Intangible assets						(177,021)
Total deferred income tax liabilities						(426,984)
Net deferred income tax assets/(liabilities)						$ 42,126